SUPPLEMENT TO THE PROSPECTUSES

                       CREDIT SUISSE EMERGING MARKETS FUND
                CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO

The following information supersedes certain information in the funds' Prospectuses

     The Credit Suisse Emerging Markets Team is responsible for the day-to-day management of the funds. The current members of the team are Annabel Betz, Neil Gregson, Matthew Hickman, Jonathon Ong and Elizabeth Eaton. Emily Alejos is no longer a member of the team.



Dated: December 21, 2005                                      16-1205
                                                              for
                                                              WPISF
                                                              CSEMA
                                                              TREMK-PRO
                                                              2005-039